Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares
Series A Preferred Stock [Member]
Preferred stock, par or stated value per share | $ / shares	$ 0.0001
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	1,733,884
Preferred stock, shares outstanding	1,733,884
Common Class A [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	800,000,000
Common stock, shares, issued	2,751,881
Common stock, shares outstanding	2,724,649
Common Class B [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares, issued	0
Common stock, shares outstanding	0
Class E Common Stock [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	2,250,000
Common stock, shares, issued	153,680
Common stock, shares outstanding	153,680
Common Class M [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares, issued	0
Common stock, shares outstanding	0
Common Class O [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	800,000,000
Common stock, shares, issued	0
Common stock, shares outstanding	0
Common Class V [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares, issued	5,884,718
Common stock, shares outstanding	5,884,718